Note 8 - Income Tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Charge related to withholding taxes for intra group international operations	$ 21	$ 23	$ 10
Argentina
Disclosure of geographical areas [line items]
Corporate income tax rate		35.00%	25.00%
Argentina and Mexico
Disclosure of geographical areas [line items]
Tax inflation adjustments	$ 250	$ 113	$ 61